Segment information - Revenue from external customers (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disaggregation of Revenue [Line Items]
Total operating revenues	$ 248,665	$ 85,950
Sales Revenue, Net | The Cool Pool | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Total operating revenues	$ 141,024	$ 62,113
Concentration risk, percentage	61.00%	90.00%
Sales Revenue, Net | Perenco and SNH | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Total operating revenues	$ 73,101	$ 0
Concentration risk, percentage	31.00%	0.00%
Sales Revenue, Net | An Energy and Logistics Company | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Total operating revenues	$ 6,907	$ 6,907
Concentration risk, percentage	3.00%	10.00%